Note 1 – Description Of Business and Summary of Significant Accounting Policies (Details) - Estimated Useful Lives of Property Plant and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Estimated Useful Lives	5 years	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Estimated Useful Lives	7 years	7 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements	Shorter of leasehold improvement life or remaining term of lease	Shorter of leasehold improvement life or remaining term of lease